INVESTMENTS - EQUITY SECURITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS - EQUITY SECURITIES
NOTE 4 – INVESTMENTS – EQUITY SECURITIES
The following table shows the cost and fair value of the Company’s investments in equity securities (in thousands):

	Cost	Unrealized Gain	Fair Value
March 31, 2024	$999	$138	$1,137

	Cost	Unrealized Loss	Fair Value
December 31, 2023	$999	$(111)	$888

Unrealized holding gains on equity securities for the three months ended March 31, 2024 were approximately $0.2 million. Unrealized holding losses on equity securities for the three months ended March 31, 2023 were approximately $33 thousand.

NOTE 4 - INVESTMENTS – EQUITY SECURITIES
The following table shows the cost and fair value of the Company’s investments in equity securities
(in
t
housands
):

	Cost	Unrealized Loss	Fair Value
December 31, 2023	$999	$(111)	$888

	Cost	Unrealized Gain	Fair Value
December 31, 2022	$999	$144	$1,143

Unrealized holding losses on equity securities for the year ended December 31, 2023 were $0.3 million where
unrealized holding gains on equity securities for the year ended December 31, 2022 were $0.2 million.